Note 13 - Employee Benefits (Details) - Stock Options Outstanding (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	30,000
Number Exercisable	30,000
Number Unexercisable	0
Unrecognized Compensation Expens (in Dollars)	$ 0
Exercise Price One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars)	30.00
Number Outstanding	15,000
Weighted Average Remaining Contractual Life in Years	146 days
Number Exercisable	15,000
Number Unexercisable	0
Unrecognized Compensation Expens (in Dollars)	0
Weighted Average Years Over Which Unrecognized Compensation will be Recognized
Exercise Price Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars)	4.77
Number Outstanding	15,000
Weighted Average Remaining Contractual Life in Years	4 years 146 days
Number Exercisable	15,000
Number Unexercisable	0
Unrecognized Compensation Expens (in Dollars)	$ 0
Weighted Average Years Over Which Unrecognized Compensation will be Recognized